Marketable securities	6 Months Ended
Jun. 30, 2025
Marketable securities [Abstract]
Marketable securities
6.	Marketable securities

Marketable securities
$’000
Fair value
At January 1, 2025	62,446
Accrued interest	1,381
Interest received	(346)
Redemptions and disposals of marketable securities	(8,640)
Revaluation adjustment	(28)
At June 30, 2025	54,813

At June 30, 2025, the Group’s marketable securities mature at varying dates within the next two years.

The movement through OCI for the three and six months ended June 30, 2025, and June 30, 2024, is shown in the table below:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$’000	$’000	$’000	$’000
Revaluation adjustments	(69)	(110)	(28)	(603)
Movement of expected credit losses on assets measured at FVOCI	(13)	3	6	(47)
Movement on marketable securities through OCI	(82)	(107)	(22)	(650)